SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 3.1%

Agency - 0.3%

FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	330,083	3.75	5/28/35	325,124
Small Business Administration, Series 2006-20D, Class 1	24,334	5.64	4/1/26	24,310
Small Business Administration, Series 2007-20B, Class 1	28,520	5.49	2/1/27	28,375
Small Business Administration, Series 2007-20J, Class 1	56,508	5.57	10/1/27	56,258

				434,067

Non-Agency - 2.8%

Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	78,491	5.01	8/25/32	78,122
RCKT Mortgage Trust, Series 2023-CES3, Class A1A [1,4]	787,247	7.11	11/25/43	801,154
RCKT Mortgage Trust, Series 2024-CES3, Class A1A [1,4]	1,605,980	6.59	5/25/44	1,625,894
RCKT Mortgage Trust, Series 2024-CES4, Class A1A [4,14]	602,965	6.15	6/25/44	607,543
Towd Point Mortgage Trust, Series 2020-MH1, Class A1A [1,4]	207,000	2.18	2/25/60	200,635
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A [1,4]	380,464	7.29	10/25/63	387,338

				3,700,686

Total Asset-Backed Securities (cost: $4,102,466)				4,134,753

Collateralized Mortgage Obligations - 30.8%

Agency - 25.4%

FHLMC REMICS, Series 3104, Class BY	5,584	5.50	1/15/26	5,578
FHLMC REMICS, Series 3418, Class DF	323,521	6.00	3/15/32	331,941
FHLMC REMICS, Series 3756, Class PZ	2,426,912	4.00	11/15/40	2,305,420
FHLMC REMICS, Series 4246, Class PT	202,143	6.50	2/15/36	207,313
FHLMC REMICS, Series 4390, Class CA	454,647	3.50	6/15/50	452,074
FHLMC REMICS, Series 4717, Class KV	396,860	3.50	8/15/40	395,115
FHLMC REMICS, Series 5226, Class D	366,901	3.50	12/15/45	351,110
FHLMC REMICS, Series 5252, Class BT	820,109	6.00	9/25/52	833,800
FHLMC REMICS, Series 5391, Class EA	1,602,189	5.50	5/25/49	1,600,553
FHLMC REMICS, Series 5417, Class HA	1,985,812	5.50	11/25/51	1,983,599
FHLMC REMICS, Series 5440, Class NG	1,137,910	5.50	9/25/49	1,134,160
FHLMC REMICS, Series 5444, Class AB	1,475,623	5.50	9/25/49	1,477,814
FHLMC REMICS, Series 5452, Class CB	1,324,540	5.00	8/25/51	1,304,859
FHLMC REMICS, Series 5470, Class MA	1,155,695	5.00	4/25/52	1,136,591
FHLMC REMICS, Series 5487, Class CA	2,444,549	5.50	12/25/51	2,438,281
FHLMC REMICS, Series 5495, Class CD	2,500,000	5.50	3/25/52	2,490,662
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	429,466	7.00	3/25/44	433,663
FNMA REMICS, Series 2002-W1, Class 2A [1]	701,743	4.50	2/25/42	694,809
FNMA REMICS, Series 2004-W5, Class A1	1,420,848	6.00	2/25/47	1,457,810
FNMA REMICS, Series 2010-68, Class W [1]	176,016	1.80	7/25/37	151,854
FNMA REMICS, Series 2011-10, Class AC	1,422,835	3.00	2/25/41	1,352,519
FNMA REMICS, Series 2011-146, Class LX	617,946	3.50	10/25/40	612,221
FNMA REMICS, Series 2015-61, Class VB	871,000	3.50	6/25/34	855,427
FNMA REMICS, Series 2017-97, Class DP	2,185	3.50	10/25/46	2,177
FNMA REMICS, Series 2018-25, Class AG	136,298	3.50	4/25/47	131,637
FNMA REMICS, Series 2023-64, Class HA	3,166,065	5.50	9/25/50	3,185,741
FNMA Trust, Series 2004-W9, Class 1A3	750,892	6.05	2/25/44	767,965
FRESB Mortgage Trust, Series 2018-SB45, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	147,519	5.48	11/25/37	146,662
FRESB Mortgage Trust, Series 2018-SB46, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	506,785	5.48	12/25/37	505,185
Government National Mortgage Association, Series 2004-11, Class QG	199,572	5.00	2/16/34	198,646
Government National Mortgage Association, Series 2020-149, Class AW	1,506,540	5.50	10/20/50	1,492,395
Government National Mortgage Association, Series 2024-4, Class GK	881,503	5.00	3/20/52	880,931
Government National Mortgage Association, Series 2024-79, Class MC	1,368,757	5.50	10/20/49	1,381,956
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	220,962	4.00	2/25/59	202,454
Seasoned Credit Risk Transfer Trust, Series 2022-2, Class M5TU	1,246,399	4.00	4/25/62	1,145,455

				34,048,377

DECEMBER 31, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Non-Agency - 5.4%

Chase Home Lending Mortgage Trust, Series 2024-3, Class A4 [1,4]	631,037	6.00	2/25/55	634,291
Chase Home Lending Mortgage Trust, Series 2024-4, Class A6 [1,4]	830,149	6.00	3/25/55	830,740
JP Morgan Mortgage Trust, Series 2021-1, Class A4 [1,4]	522,160	2.50	6/25/51	469,271
JP Morgan Mortgage Trust, Series 2021-14, Class A4 [1,4]	707,297	2.50	5/25/52	617,040
JP Morgan Mortgage Trust, Series 2021-6, Class A4 [1,4]	1,264,342	2.50	10/25/51	1,110,435
JP Morgan Mortgage Trust, Series 2021-7, Class A4 [1,4]	436,859	2.50	11/25/51	382,897
JP Morgan Mortgage Trust, Series 2024-4, Class A4A [1,4]	752,230	6.00	10/25/54	755,819
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 [1,4]	169,674	4.00	3/25/57	162,027
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 [1,4]	179,393	4.00	4/25/57	171,389
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, TSFR1M + 1.61% [1,4]	55,672	5.95	6/25/57	56,586
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A [1,4]	131,889	4.00	12/25/57	126,030
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, TSFR1M + 0.86% [1,4]	145,168	5.20	1/25/48	142,433
Sequoia Mortgage Trust, Series 2020-4, Class A5 [1,4]	217,030	2.50	11/25/50	197,825
Sequoia Mortgage Trust, Series 2023-4, Class A10 [1,4]	611,036	6.00	11/25/53	611,717
Sequoia Mortgage Trust, Series 2024-9, Class A11 [1,4]	830,793	5.50	10/25/54	827,261
Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 [1,4]	203,991	2.50	9/25/50	184,846

				7,280,607

Total Collateralized Mortgage Obligations (cost: $41,799,713)				41,328,984

Corporate Bonds - 14.4%
American Tower Trust [4]	1,300,000	5.49	3/15/28	1,312,490
BGC Group, Inc.	900,000	4.38	12/15/25	891,555
Comerica, Inc. [1]	1,350,000	5.98	1/30/30	1,364,824
Crown Castle Towers, LLC [4]	1,350,000	4.24	7/15/28	1,299,448
CVS Pass-Through Trust	416,837	6.94	1/10/30	429,020
CVS Pass-Through Trust Series 2009 [4]	702,442	8.35	7/10/31	756,230
DTE Electric Securitization Funding II, LLC	998,960	5.97	3/1/32	1,031,836
Energy Transfer LP [4]	1,000,000	6.00	2/1/29	1,014,306
F&G Global Funding [4]	850,000	5.15	7/7/25	851,072
First Citizens BancShares, Inc./NC (Subordinated), TSFR3M + 2.47% [1]	1,250,000	3.38	3/15/30	1,242,592
ITT, LLC [17]	1,225,000	7.40	11/15/25	1,232,827
KeyBank National Association of Ohio (Subordinated)	1,300,000	6.95	2/1/28	1,355,334
Minnesota Life Insurance Co. (Subordinated) [4]	1,020,000	8.25	9/15/25	1,035,431
Prudential Insurance Co. of America (Subordinated) [4]	1,075,000	8.30	7/1/25	1,092,655
Regions Financial Corp. [1]	700,000	5.72	6/6/30	709,569
SBA Tower Trust [4]	1,300,000	6.60	1/15/28	1,333,180
SouthState Corp. (Subordinated), TSFR3M + 5.62% [1]	900,000	5.75	6/1/30	887,625
Truist Bank (Subordinated)	1,000,000	2.25	3/11/30	858,616
Truist Financial Corp. [1]	500,000	7.16	10/30/29	534,793

Total Corporate Bonds (cost: $19,279,289)				19,233,403

Mortgage Pass-Through Securities - 24.4%

Federal Home Loan Mortgage Corporation - 4.8%
Freddie Mac	1,768,248	2.50	8/1/30	1,681,295
Freddie Mac	18,290	3.00	9/1/27	17,967
Freddie Mac	2,063,721	3.00	3/1/31	1,981,223
Freddie Mac	2,297	3.50	7/1/26	2,280
Freddie Mac	13,880	4.00	7/1/26	13,777
Freddie Mac	17,598	4.00	1/1/27	17,479
Freddie Mac	358,491	4.00	4/1/29	355,260
Freddie Mac	90,737	4.00	10/1/31	88,805
Freddie Mac	142	4.50	7/1/26	141
Freddie Mac	341,489	4.50	6/1/39	329,027
Freddie Mac	600	5.00	10/1/25	599
Freddie Mac	975,231	5.00	8/1/38	971,495

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Freddie Mac	304,084	5.00	3/1/39	302,582
Freddie Mac	837,313	5.00	9/1/54	808,170

				6,570,100

Federal National Mortgage Association - 17.0%
Fannie Mae	251,621	3.00	10/1/27	248,447
Fannie Mae	23,967	3.00	8/1/28	23,556
Fannie Mae	358,808	3.00	5/1/30	347,541
Fannie Mae	237,913	3.00	11/1/31	233,578
Fannie Mae	27,399	3.50	1/1/26	27,184
Fannie Mae	1,383,059	3.50	4/1/32	1,326,423
Fannie Mae	333,029	3.50	11/1/38	314,770
Fannie Mae	2,542	4.00	6/1/25	2,531
Fannie Mae	5,478	4.00	10/1/31	5,356
Fannie Mae	340,158	4.00	10/1/34	332,840
Fannie Mae	762,398	4.00	6/1/38	739,822
Fannie Mae	562	4.50	4/1/25	561
Fannie Mae	230,403	4.50	3/1/29	229,625
Fannie Mae	75,797	4.50	7/1/31	75,220
Fannie Mae	1,515,904	4.50	4/1/39	1,499,582
Fannie Mae	2,183,246	4.50	9/1/53	2,053,977
Fannie Mae	2,056,981	4.50	8/1/54	1,934,885
Fannie Mae	2,306,556	5.00	6/1/53	2,229,269
Fannie Mae	447,315	5.50	12/1/35	452,469
Fannie Mae	880,521	5.50	12/1/38	886,368
Fannie Mae	309,857	5.50	8/1/40	314,811
Fannie Mae	516,774	5.50	2/1/42	520,350
Fannie Mae	765,403	5.50	5/1/49	767,423
Fannie Mae	477,588	5.50	9/1/49	479,576
Fannie Mae	1,679,735	5.50	8/1/56	1,707,519
Fannie Mae	506,465	6.00	7/1/37	522,828
Fannie Mae	675,329	6.00	11/1/38	686,599
Fannie Mae	1,162,704	6.00	10/1/53	1,174,458
Fannie Mae	522,096	6.50	5/1/40	538,047
Fannie Mae	496,848	7.00	1/1/40	514,789
Fannie Mae	591,864	7.00	1/1/40	613,236
Fannie Mae	1,770,051	7.50	10/1/38	1,822,476

				22,626,116

Government National Mortgage Association - 2.3%
Ginnie Mae	185,559	4.00	7/20/26	184,286
Ginnie Mae, US Treasury + 1.50% [1]	12,286	4.88	4/20/33	12,380
Ginnie Mae, US Treasury + 1.50% [1]	4,125	4.88	4/20/42	4,169
Ginnie Mae	384	5.00	6/20/26	383
Ginnie Mae	399,372	6.00	2/20/34	409,401
Ginnie Mae	309,205	6.00	7/20/37	323,324
Ginnie Mae	1,282,798	6.00	9/20/38	1,299,456
Ginnie Mae	874,607	6.00	9/20/38	916,625

				3,150,024

Other Federal Agency Securities - 0.3%
Small Business Administration Pools, PRIME - 2.50% [1]	112,291	5.50	5/25/43	111,263
Small Business Administration Pools, PRIME + 0.79% [1]	180,225	8.79	2/25/28	184,570
Small Business Administration Pools, PRIME + 0.87% [1]	87,363	8.87	3/25/30	90,248

				386,081

Total Mortgage Pass-Through Securities (cost: $33,292,830)				32,732,321

Taxable Municipal Bonds - 17.1%
City of Miami FL	1,000,000	5.14	1/1/30	1,019,650

DECEMBER 31, 2024	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

City of San Francisco CA	55,000	5.50	11/1/25	55,359
Colorado Housing & Finance Authority	695,000	6.50	5/1/48	721,396
Columbus Metropolitan Housing Authority	500,000	5.38	9/1/28	507,485
Connecticut Housing Finance Authority	1,000,000	5.75	11/15/54	1,003,881
County of Yamhill OR	325,000	4.50	10/1/30	311,061
Florida Housing Finance Corp.	995,000	6.50	1/1/55	1,030,153
Idaho Housing & Finance Association	975,000	6.00	1/1/48	994,042
Idaho Housing & Finance Association	975,000	6.50	7/1/53	1,012,684
Illinois Housing Development Authority	30,000	6.00	4/1/54	30,431
Illinois Housing Development Authority	980,000	6.50	4/1/54	1,016,035
Iowa Finance Authority	1,000,000	6.25	7/1/54	1,030,430
Kentucky Higher Education Student Loan Corp. [8]	830,000	2.52	6/1/35	759,575
Kentucky Housing Corp.	1,000,000	6.25	1/1/55	1,029,360
Maine Municipal Bond Bank	500,000	6.12	11/1/26	510,760
Maryland Community Development Administration	965,000	6.00	9/1/53	982,640
Massachusetts Educational Financing Authority	180,000	4.41	7/1/34	173,673
Massachusetts Educational Financing Authority	845,000	2.64	7/1/37	747,250
Massachusetts Educational Financing Authority	750,000	6.07	7/1/33	759,330
Massachusetts Housing Finance Agency	990,000	6.50	12/1/52	1,026,709
Massachusetts State College Building Authority	500,000	5.83	5/1/30	509,550
Minnesota Housing Finance Agency	670,000	4.80	8/1/29	670,442
Minnesota Housing Finance Agency	270,000	4.17	1/1/25	270,000
North Carolina Housing Finance Agency	500,000	6.50	1/1/55	517,775
Oklahoma Development Finance Authority	396,005	3.88	5/1/37	378,299
Rhinelander School District G.O.	770,000	5.00	3/1/25	769,838
Rhode Island Student Loan Authority	1,000,000	4.00	12/1/38	965,480
Somis Union School District G.O.	535,000	2.06	8/1/30	477,054
State of Oregon Housing & Community Services Department	990,000	6.25	7/1/53	1,012,404
Utah Housing Corp.	990,000	6.25	1/1/54	1,017,532
Washington State Housing Finance Commission	1,485,000	6.25	6/1/54	1,528,407
Wisconsin Housing & Economic Development Authority [8]	100,000	3.50	3/1/46	99,512

Total Taxable Municipal Bonds (cost: $23,106,389)				22,938,197

U.S. Treasury / Federal Agency Securities - 2.8%

U.S. Treasury - 2.8%

U.S. Treasury Notes	1,250,000	3.50	9/30/29	1,202,588
U.S. Treasury Notes	2,600,000	4.13	10/31/29	2,569,734

				3,772,322

Total U.S. Treasury / Federal Agency Securities (cost: $3,816,183)				3,772,322

Name of Issuer	Quantity			Fair Value ($)

Short-Term Securities - 7.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.42% (cost: $10,248,513)	10,248,513			10,248,513

Total Investments in Securities - 100.2% (cost: $135,645,383)				134,388,493

Other Assets and Liabilities, net - (0.2)%				(263,324)

Net Assets - 100.0%				$134,125,169

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Quality Income Fund (Continued)

[1]

Variable rate security. Rate disclosed is as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of December 31, 2024 was $19,597,983 and represented 14.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2024, 0.6% of net assets in the Fund was invested in such securities.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of December 31, 2024.
[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2024 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Prices ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Asset-Backed Securities	—	4,134,753	—	4,134,753
Collateralized Mortgage Obligations	—	41,328,984	—	41,328,984
Corporate Bonds	—	19,233,403	—	19,233,403
Mortgage Pass-Through Securities	—	32,732,321	—	32,732,321
Taxable Municipal Bonds	—	22,938,197	—	22,938,197
U.S. Treasury / Federal Agency Securities	—	3,772,322	—	3,772,322
Short-Term Securities	10,248,513	—	—	10,248,513

Total:	10,248,513	124,139,980	—	134,388,493

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

DECEMBER 31, 2024	5